MARKETABLE SECURITIES - Summary of the Movements in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities1 [Abstract]
Marketable securities, beginning balance	$ 4,027	$ 7,432	$ 236,281
Proceeds from sale of marketable securities	(360)	0	(251,839)
(Loss) gain on marketable securities sold during the year	(1,433)	0	18,994
Unrealized gain (loss) on marketable securities held at the end of the year	(167)	(3,405)	3,996
Marketable securities, ending balance	$ 2,067	$ 4,027	$ 7,432